Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2019
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of preferred stock

Preferred Stock
		Liquidation Preference
Preferred		Per Share		Call Price
Series	Shares	Involuntary	Voluntary	Per Share
$4.80	150,000	$100	$101	$101
$4.25	70,600	$100	$105	$105
$5.00	60,000	$100	$102	$102